Deposits	12 Months Ended
Sep. 30, 2012
Deposits

Note 10: Deposits

At September 30, 2012 and 2011, deposits are summarized as follows:

	September 30, 2012			September 30, 2011
	Amount	Range of interest rates	Weighted average interest rates	Amount	Range of interest rates	Weighted average interest rates
Demand, NOW, and money market accounts	$405,100,488	0.00-1.49%	0.22%	$390,319,695	0.00-1.49%	0.36%
Savings deposits	51,191,715	0.05-0.05%	0.05%	56,856,613	0.00-0.88%	0.53%
Time deposits by original term:
Time deposits $100,000 and over	177,919,765	0.00-4.35%	1.41%	243,488,663	0.00-5.92%	1.93%
Other time deposits:
12 months or less	113,512,566	0.03-5.40%	0.65%	154,118,379	0.00-5.36%	1.19%
13-36 months	40,164,500	0.05-4.35%	1.72%	44,608,981	0.40-5.40%	1.94%
37 months or more	12,372,512	0.15-2.58%	1.67%	21,701,475	0.75-3.70%	2.78%

Total deposits	800,261,546		0.62%	911,093,806		1.07%
Accrued interest payable	117,630			470,917

	$800,379,176			$911,564,723

Accrued interest payable is included in other liabilities in the consolidated statements of financial condition.

The Company accepted out of market time deposits from various credit unions and/or brokers as a source of funds. The balance of the broker deposits was $10.2 million at both September 30, 2012 and September 30, 2011 and the balance of the credit union deposits was $10.7 million and $17.5 million at September 30, 2012 and 2011, respectively.

At September 30, 2012, scheduled maturities of time deposits are as follows:

2013	$215,172,920
2014	54,916,591
2015	48,282,316
2016	12,377,589
2017 and thereafter	13,219,927

$343,969,343

Interest expense on deposits for the years ended September 30, 2012, 2011, and 2010 is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Demand, NOW, and money market accounts	$1,035,681	$1,691,458	$2,720,807
Savings deposits	104,043	37,212	69,004
Time deposits	5,454,537	7,666,875	9,437,534

	$6,594,261	$9,395,545	$12,227,345

Deposits of certain officers, directors, and their associates totaled $3.9 million and $4.6 million at September 30, 2012 and 2011, respectively. Management believes that such deposits have substantially the same terms as those for comparable transactions with other unrelated parties.